Receivables (Narrative) (Details) $ in Millions	12 Months Ended
	Sep. 30, 2017 USD ($) customer	Sep. 30, 2016 USD ($) customer	Sep. 30, 2015 USD ($) customer	Sep. 30, 2014 USD ($)
Receivables and Concentration of Credit Risk [Line Items]
Allowance for uncollectible receivables	$ 23.5	$ 21.3	$ 15.8	$ 17.3
Aggregate gross amount factored, trade receivable	1,158.2	1,087.3	974.6
Factoring costs	$ 7.6	$ 6.2	$ 2.8
Sales Revenue Net And/Or Trade Accounts Receivable [Member]
Receivables and Concentration of Credit Risk [Line Items]
Number of major customers accounting for a significant percentage of sales volume | customer	3	3	3
Net Sales [Member]
Receivables and Concentration of Credit Risk [Line Items]
Concentration risk	38.00%	37.00%	39.00%
Trade Receivable [Member]
Receivables and Concentration of Credit Risk [Line Items]
Concentration risk	36.00%	23.00%